CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Common share capital	Preferred share capital	Issued capital Common share capital	Issued capital Preferred share capital	Deficit	Deficit Common share capital	Deficit Preferred share capital	AOCI [1]	Total	Total Common share capital	Total Preferred share capital	Non-Controlling Interest
Equity, beginning balance at Dec. 31, 2020	$ 15,015			$ 15,644	$ 2,946	$ (3,637)			$ 2	$ 14,955			$ 60
Total comprehensive income
Earnings (loss)	1,242					1,242				1,242
Other comprehensive income (loss), net of tax (Note 23 & 24)
Other comprehensive income (loss) (Note 24)	26								26	26
Total comprehensive income attributable to shareholders	1,268					1,242			26	1,268
Transactions with shareholders of the Company (Note 16)
Part VI.1 tax			$ (9)		(9)							$ (9)
Repurchase of common shares	(17)	$ (13)		(13)		(4)				(17)
Preferred shares redemption	(420)				(420)					(420)
Share-based payment transactions	47	47		47						47
Dividends declared		(1,386)	(135)				$ (1,386)	$ (135)			$ (1,386)	(135)
Total transactions with shareholders of the Company	(1,920)			34	(429)	(1,525)			0	(1,920)
Equity, ending balance at Dec. 31, 2021	14,363			15,678	2,517	(3,920)			28	14,303			60
Total comprehensive income
Earnings (loss)	2,971					2,971				2,971
Other comprehensive income (loss), net of tax (Note 23 & 24)
Other comprehensive income (loss) (Note 24)	313								313	313
Total comprehensive income attributable to shareholders	3,284					2,971			313	3,284			0
Transactions with shareholders of the Company (Note 16)
Part VI.1 tax			(9)		(9)							(9)
Repurchase of common shares	(333)	(204)		(204)		(129)				(333)
Preferred shares redemption			(300)		(300)							(300)
Share-based payment transactions	319			319						319
Dividends declared		$ (1,409)	$ (126)				$ (1,409)	$ (126)			$ (1,409)	$ (126)
Total transactions with shareholders of the Company	(1,858)			115	(309)	(1,664)			0	(1,858)			0
Equity, ending balance at Dec. 31, 2022	$ 15,789			$ 15,793	$ 2,208	$ (2,613)			$ 341	$ 15,729			$ 60

[1]	Accumulated Other Comprehensive Income (loss) ("AOCI").